Contract Liabilities - Schedule of Movement in Contract Liabilities (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Contract with Customer, Liability [Abstract]
At the beginning of the year	$ 157,634	$ 1,226,534	$ 3,717,929
Receipt from the customer	120,803	939,960	10,809
Revenue recognized during the year	(16,799)	(130,713)	(2,502,204)
At the end of the year	$ 261,638	$ 2,035,781	$ 1,226,534